Borrowings - Disclosure of Detailed Information About Borrowings (Details) (Bendon Limited) - NZD ($)	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
DisclosureOfBorrowingsLineItems [Line Items]
Shareholder loans		$ 10,951,000
Bank loans	20,000,000	16,000,000
Debt issuance costs in relation to bank loan	(80,000)	(218,000)
Working capital financing bank facility		22,489,000
Convertible notes		1,740,000
Current borrowings and current portion of non-current borrowings	$ 21,167,000	52,121,000
Bendon Limited [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Bank overdrafts					$ 18,064,000
Shareholder loans		10,951,000	8,200,000	29,281,000	16,918,000
Lease liability					105,000
Bank loans		16,000,000	16,000,000		17,841,000
Debt issuance costs in relation to bank loan		(218,000)	(656,000)	(565,000)	(42,000)
Working capital financing bank facility		22,489,000	31,710,000	32,877,000	3,387,000
Convertible notes		1,740,000	13,744,000
Other loan		1,159,000
Current borrowings and current portion of non-current borrowings		52,121,000	68,998,000	61,593,000	56,273,000
Bank loans				$ 16,000,000